Structured entities - Summary of interests in unconsolidated structured entities (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 147,035		£ 127,950
Financial assets at fair value through the income statement	191,972		175,151
Derivative financial instruments	262,572		302,446
Financial assets at fair value through other comprehensive income	61,753		78,688
Loans and advances at amortised cost	361,451		342,632
Reverse repurchase agreements and other similar secured lending	3,227		9,031
Other assets	3,785		2,622
Total assets	1,384,285	$ 1,384.3	1,349,514	£ 1,140,200
Derivative financial instruments	256,883		300,775
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170		11,361
Financial assets at fair value through the income statement	65,306		59,129
Derivative financial instruments	5,160		2,968
Financial assets at fair value through other comprehensive income	91		153
Loans and advances at amortised cost	28,227		20,946
Reverse repurchase agreements and other similar secured lending	104		10
Other assets	17		16
Total assets	106,075		94,583
Derivative financial instruments	9,543		7,075
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	61,816		56,265
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Loans and advances at amortised cost	0		0
Reverse repurchase agreements and other similar secured lending	104		10
Other assets	0		0
Total assets	61,920		56,275
Derivative financial instruments	0		0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170		11,361
Financial assets at fair value through the income statement	0		0
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	0		0
Loans and advances at amortised cost	0		0
Reverse repurchase agreements and other similar secured lending	0		0
Other assets	0		0
Total assets	7,170		11,361
Derivative financial instruments	0		0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	0		0
Derivative financial instruments	5,160		2,968
Financial assets at fair value through other comprehensive income	0		0
Loans and advances at amortised cost	0		0
Reverse repurchase agreements and other similar secured lending	0		0
Other assets	0		0
Total assets	5,160		2,968
Derivative financial instruments	9,543		7,075
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0		0
Financial assets at fair value through the income statement	3,490		2,864
Derivative financial instruments	0		0
Financial assets at fair value through other comprehensive income	91		153
Loans and advances at amortised cost	28,227		20,946
Reverse repurchase agreements and other similar secured lending	0		0
Other assets	17		16
Total assets	31,825		23,979
Derivative financial instruments	£ 0		£ 0